Fair values of financial assets and financial liabilities	12 Months Ended
Sep. 30, 2018
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 23. Fair values of financial assets and financial liabilities

Accounting policy

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:

▪	product type;
▪	depth of market activity;
▪	maturity of market models; and
▪	complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

▪	standard industry practice;
▪	economic models; and
▪	observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments and funding valuation adjustments.

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

▪	the revaluation of financial instruments;

▪	independent price verification;

▪	fair value adjustments; and

▪	financial reporting.

A key element of the Framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes credit valuation adjustments (CVA) and funding valuation adjustments (FVA), which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined below:

Level 1 instruments

The fair value of financial instruments traded in active markets based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes:	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity, energy and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.

Foreign exchange products	Derivatives	FX spot and futures contracts

Equity products	Derivatives Trading securities and financial assets designated at fair value Other financial liabilities at fair value through income statement	Listed equities and equity indices

Non-asset backed debt instruments	Trading securities and financial assets designated at fair value Available-for-sale securities Other financial liabilities at fair value through income statement	Australian and New Zealand Commonwealth government bonds

Life insurance assets and liabilities	Life insurance assets Life insurance liabilities	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Level 2 instruments

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices.  Valuation techniques include:

▪	the use of market standard discounting methodologies;

▪	option pricing models; and

▪	other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes:	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark interest rates and active broker quoted interest rates in the swap, bond and future markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Foreign exchange products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.
Other credit products	Derivatives	Single Name and Index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity, energy and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discounts them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.
Asset backed debt instruments	Trading securities and financial assets designated at fair value Available-for-sale securities	Australian residential mortgage backed securities (RMBS) denominated in Australian dollar and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets designated at fair value	State and other government bonds, corporate bonds and commercial paper	Valued using observable market prices which are sourced from consensus pricing services, broker quotes or inter-dealer prices.
	Available-for-sale securities Regulatory deposits with central banks overseas Other financial liabilities at fair value through income statement	Security repurchase agreements and reverse repurchase agreements over non-asset backed debt securities

Instrument	Balance sheet category	Includes:	Valuation
Loans at fair value	Loans	Fixed rate bills	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness based on market observable inputs.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities

Corporate bonds, over the counter derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes:	Valuation
Asset backed debt instruments	Trading securities and financial assets designated at fair value Available-for-sale securities	Collateralised loan obligations and offshore asset-backed debt instruments

As prices for these securities are not available from a consensus provider these are revalued based on third party revaluations (lead manager or inter-dealer). Due to their illiquidity and/or complexity they are classified as Level 3 assets.

Non-asset backed debt instruments	Trading securities and financial assets designated at fair value Available-for-sale securities	Government securities (predominantly PNG government bonds)	Government securities from illiquid markets are classified as Level 3. Fair value is monitored by reference to recent issuances.
Equity investments	Trading securities and financial assets designated at fair value Available-for-sale securities	Investments in unlisted funds, boutique investment management companies and strategic equity investments

Valued using valuation techniques appropriate to the investment, including the use of recent arm’s length transactions where available, discounted cash flow approach, reference to the net assets of the entity or to the most recent fund unit pricing.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The tables below summarise the attribution of financial instruments measured at fair value to the fair value hierarchy:

Consolidated	2018				2017
		Valuation	Valuation			Valuation	Valuation
	Quoted	Techniques	Techniques		Quoted	Techniques	Techniques
	Market	(Market	(Non-Market		Market	(Market	(Non-Market
	Prices	Observable)	Observable)		Prices	Observable)	Observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets designated at fair value	8,958	12,846	330	22,134	6,815	17,742	767	25,324
Derivative financial instruments	20	24,066	15	24,101	9	24,009	15	24,033
Available-for-sale securities	11,996	48,504	619	61,119	7,252	52,841	617	60,710
Loans	-	3,250	-	3,250	-	4,587	-	4,587
Life insurance assets	1,345	8,105	-	9,450	2,768	7,875	-	10,643
Regulatory deposits with central banks overseas	-	998	-	998	-	659	-	659

Total financial assets measured at fair value	22,319	97,769	964	121,052	16,844	107,713	1,399	125,956

Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings at fair value	-	41,178	-	41,178	-	46,569	-	46,569
Other financial liabilities at fair value through income statement	496	3,801	-	4,297	208	3,848	-	4,056
Derivative financial instruments	76	24,325	6	24,407	8	25,358	9	25,375
Debt issues at fair value	-	3,355	-	3,355	-	4,673	-	4,673
Life insurance liabilities	-	7,597	-	7,597	-	9,019	-	9,019

Total financial liabilities measured at fair value	572	80,256	6	80,834	216	89,467	9	89,692

Parent Entity	2018				2017
		Valuation	Valuation			Valuation	Valuation
	Quoted	Techniques	Techniques		Quoted	Techniques	Techniques
	Market	(Market	(Non-Market		Market	(Market	(Non-Market
	Prices	Observable)	Observable)		Prices	Observable)	Observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total

Financial assets measured at fair value on a recurring basis
Trading securities and financial assets designated at fair value	8,952	11,259	206	20,417	6,797	15,648	501	22,946
Derivative financial instruments	20	23,529	13	23,562	9	23,799	15	23,823
Available-for-sale securities	10,657	45,786	70	56,513	5,480	50,256	64	55,800
Loans	-	3,250	-	3,250	-	4,587	-	4,587
Regulatory deposits with central banks overseas	-	998	-	998	-	659	-	659

Total financial assets measured at fair value	19,629	84,822	289	104,740	12,286	94,949	580	107,815

Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings at fair value	-	40,062	-	40,062	-	46,023	-	46,023
Other financial liabilities at fair value through income statement	496	3,801	-	4,297	208	3,830	-	4,038
Derivative financial instruments	76	24,147	6	24,229	8	24,894	9	24,911
Debt issues at fair value	-	3,223	-	3,223	-	2,940	-	2,940

Total financial liabilities measured at fair value	572	71,233	6	71,811	216	77,687	9	77,912

Analysis of movements between fair value hierarchy levels

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of year fair values and are disclosed in the following table.

Reconciliation of non-market observables

The tables below summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

Consolidated 2018	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities
Balance as at beginning of year	767	15	617	1,399	9	9
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	2	1	-	3	1	1
Available-for-sale securities reserve	-	-	(7)	(7)	-	-
Acquisition and issues	67	3	1,446	1,516	1	1
Disposal and settlements	(433)	(4)	(1,456)	(1,893)	(5)	(5)
Transfer into or out of non-market observables	(75)	-	-	(75)	-	-
Foreign currency translation impacts	2	-	19	21	-	-

Balance as at end of year	330	15	619	964	6	6

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2018	(7)	4	-	(3)	(2)	(2)

Consolidated 2017	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities

Balance as at beginning of year	840	43	704	1,587	17	17
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(26)	(8)	-	(34)	(3)	(3)
Available-for-sale securities reserve	-	-	4	4	-	-
Acquisition and issues	122	5	1,572	1,699	6	6
Disposal and settlements	(162)	(13)	(1,645)	(1,820)	(9)	(9)
Transfer into or out of non-market observables	10	(12)	-	(2)	(2)	(2)
Foreign currency translation impacts	(17)	-	(18)	(35)	-	-

Balance as at end of year	767	15	617	1,399	9	9

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(29)	(2)	-	(31)	(3)	(3)

Parent Entity 2018	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities
Balance as at beginning of year	501	15	64	580	9	9
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	6	1	-	7	1	1
Available-for-sale securities reserve	-	-	2	2	-	-
Acquisition and issues	21	3	18	42	1	1
Disposal and settlements	(268)	(6)	(14)	(288)	(5)	(5)
Transfer into or out of non-market observables	(53)	-	-	(53)	-	-
Foreign currency translation impacts	(1)	-	-	(1)	-	-

Balance as at end of year	206	13	70	289	6	6

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2018	5	4	-	9	(2)	(2)

Parent Entity 2017	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities

Balance as at beginning of year	590	42	50	682	17	17
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	8	(7)	-	1	(3)	(3)
Available-for-sale securities reserve	-	-	-	-	-	-
Acquisition and issues	32	5	14	51	6	6
Disposal and settlements	(122)	(13)	-	(135)	(9)	(9)
Transfer into or out of non-market observables	10	(12)	-	(2)	(2)	(2)
Foreign currency translation impacts	(17)	-	-	(17)	-	-

Balance as at end of year	501	15	64	580	9	9

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	1	(2)	-	(1)	(3)	(3)

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for both the Group and the Parent Entity for the year was $4 million (30 September 2017: $5 million profit).

Financial instruments not measured at fair value

For financial instruments not measured at fair value on a recurring basis, fair value has been derived as follows:

Instrument	Valuation
Loans

Where available, the fair value of loans is based on observable market transactions; otherwise fair value is estimated using discounted cash flow models. For variable rate loans, the discount rate used is the current effective interest rate. The discount rate applied for fixed rate loans reflects the market rate for the maturity of the loan and the credit worthiness of the borrower.

Deposits and other borrowings

Fair values of deposit liabilities payable on demand (interest free, interest bearing and savings deposits) approximate their carrying value. Fair values for term deposits are estimated using discounted cash flows, applying market rates offered for deposits of similar remaining maturities.

Debt issues and loan capital

Fair values are calculated using a discounted cash flow model. The discount rates applied reflect the terms of the instruments, the timing of the estimated cash flows and are adjusted for any changes in Westpac’s credit spreads.

All other financial assets and liabilities	For all other financial assets and liabilities, the carrying value approximates the fair value. These items are either short-term in nature, re-price frequently or are of a high credit rating.

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value:

Consolidated		2018
		Fair Value
			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	26,431	26,431	-	-	26,431
Receivables due from other financial institutions	5,790	4,332	1,458	-	5,790
Loans	706,440	-	-	706,742	706,742
Regulatory deposits with central banks overseas	357	357	-	-	357
Other financial assets	4,514	-	4,514	-	4,514

Total financial assets not measured at fair value	743,532	31,120	5,972	706,742	743,834

Financial liabilities not measured at fair value
Payables due to other financial institutions	18,137	2,171	15,966	-	18,137
Deposits and other borrowings	518,107	-	515,953	2,838	518,791
Debt issues1	169,241	-	170,060	-	170,060
Loan capital	17,265	-	17,438	-	17,438
Other financial liabilities	7,855	-	7,855	-	7,855

Total financial liabilities not measured at fair value	730,605	2,171	727,272	2,838	732,281

Consolidated		2017
		Fair Value

			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total

Financial assets not measured at fair value
Cash and balances with central banks	18,397	18,397	-	-	18,397
Receivables due from other financial institutions	7,128	4,834	1,902	392	7,128
Loans	680,332	-	-	680,568	680,568
Regulatory deposits with central banks overseas	389	389	-	-	389
Other financial assets	4,754	-	4,754	-	4,754

Total financial assets not measured at fair value	711,000	23,620	6,656	680,960	711,236

Financial liabilities not measured at fair value
Payables due to other financial institutions	21,907	2,429	19,478	-	21,907
Deposits and other borrowings	487,022	-	484,929	2,794	487,723
Debt issues1	163,683	-	165,151	-	165,151
Loan capital	17,666	-	18,087	-	18,087
Other financial liabilities	7,490	-	7,490	-	7,490

Total financial liabilities not measured at fair value	697,768	2,429	695,135	2,794	700,358

1The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.

Parent Entity			2018
			Fair Value
			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	24,726	24,726	-	-	24,726
Receivables due from other financial institutions	5,711	4,267	1,444	-	5,711
Loans	626,918	-	-	627,070	627,070
Regulatory deposits with central banks overseas	250	250	-	-	250
Due from subsidiaries	140,597	-	-	140,597	140,597
Other financial assets	3,677	-	3,677	-	3,677

Total financial assets not measured at fair value	801,879	29,243	5,121	767,667	802,031

Financial liabilities not measured at fair value
Payables due to other financial institutions	17,682	1,735	15,947	-	17,682
Deposits and other borrowings	460,406	-	459,841	1,213	461,054
Debt issues1	149,065	-	149,800	-	149,800
Due to subsidiaries	142,400	-	-	142,400	142,400
Loan capital	17,265	-	17,438	-	17,438
Other financial liabilities	7,035	-	7,035	-	7,035

Total financial liabilities not measured at fair value	793,853	1,735	650,061	143,613	795,409

Parent Entity			2017
			Fair Value
			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	16,405	16,405	-	-	16,405
Receivables due from other financial institutions	6,357	4,462	1,895	-	6,357
Loans	601,650	-	-	601,784	601,784
Regulatory deposits with central banks overseas	286	286	-	-	286
Due from subsidiaries	142,455	-	-	142,455	142,455
Other financial assets	4,000	-	4,000	-	4,000

Total financial assets not measured at fair value	771,153	21,153	5,895	744,239	771,287

Financial liabilities not measured at fair value
Payables due to other financial institutions	21,775	2,304	19,471	-	21,775
Deposits and other borrowings	431,670	-	431,113	1,216	432,329
Debt issues1	141,176	-	142,474	-	142,474
Due to subsidiaries	143,834	-	-	143,834	143,834
Loan capital	17,666	-	18,087	-	18,087
Other financial liabilities	6,868	-	6,868	-	6,868

Total financial liabilities not measured at fair value	762,989	2,304	618,013	145,050	765,367

1The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.